First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
560,658	First Trust Core Investment Grade ETF	$11,728,965
88,765	First Trust Emerging Markets Local Currency Bond ETF	2,512,955
244,404	First Trust Intermediate Duration Investment Grade Corporate ETF	5,103,156
134,252	First Trust Limited Duration Investment Grade Corporate ETF	2,560,186
119,554	First Trust Long Duration Opportunities ETF	2,530,361
156,319	First Trust Low Duration Opportunities ETF	7,686,330
144,211	First Trust Preferred Securities and Income ETF	2,585,703
140,311	First Trust Smith Opportunistic Fixed Income ETF	6,117,405
245,749	First Trust Tactical High Yield ETF	10,228,073
	Total Exchange-Traded Funds	51,053,134
	(Cost $51,266,117)
MONEY MARKET FUNDS — 0.1%
52,796	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	52,796
	(Cost $52,796)

	Total Investments — 100.0%	51,105,930
	(Cost $51,318,913)
	Net Other Assets and Liabilities — (0.0)%	(3,885)
	Net Assets — 100.0%	$51,102,045

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 51,053,134	$ 51,053,134	$ —	$ —
Money Market Funds	52,796	52,796	—	—
Total Investments	$51,105,930	$51,105,930	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2025, and for the fiscal year-to-date period (November 1, 2024 to July 31, 2025) are as follows:

Security Name	Shares at 7/31/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2025	Dividend Income
First Trust Core Investment Grade ETF	560,658	$—	$12,980,302	$(1,312,965)	$48,518	$13,110	$11,728,965	$229,855
First Trust Emerging Markets Local Currency Bond ETF	88,765	2,251,181	1,596,083	(1,296,390)	58,864	(96,783)	2,512,955	69,892
First Trust Intermediate Duration Investment Grade Corporate ETF	244,404	3,478,165	2,394,449	(796,433)	19,501	7,474	5,103,156	135,713
First Trust Limited Duration Investment Grade Corporate ETF	134,252	4,704,995	889,602	(3,048,498)	400	13,687	2,560,186	123,228
First Trust Long Duration Opportunities ETF	119,554	3,404,059	949,780	(1,813,412)	(13,176)	3,110	2,530,361	99,316
First Trust Low Duration Opportunities ETF	156,319	7,050,377	2,059,006	(1,497,317)	57,083	17,181	7,686,330	216,726
First Trust Preferred Securities and Income ETF	144,211	1,182,225	1,781,220	(393,607)	17,313	(1,448)	2,585,703	88,400
First Trust Smith Opportunistic Fixed Income ETF	140,311	14,977,825	1,847,067	(10,593,542)	1,139,718	(1,253,663)	6,117,405	258,993
First Trust Tactical High Yield ETF	245,749	9,428,968	4,056,908	(3,314,725)	176,244	(119,322)	10,228,073	454,199
		$46,477,795	$28,554,417	$(24,066,889)	$1,504,465	$(1,416,654)	$51,053,134	$1,676,322